Investments (Tables)	12 Months Ended
Dec. 31, 2015
Investments [Abstract]
Total investments
Total investments at December 31, 2015 and 2014 were as follows:

	2015			2014
(Millions)	Current	Long-term	Total	Current	Long-term	Total
Debt and equity securities available for sale	$2,877.1	$18,445.9	$21,323.0	$2,463.8	$18,977.9	$21,441.7
Mortgage loans	126.9	1,426.8	1,553.7	124.2	1,438.0	1,562.2
Other investments	10.8	1,792.1	1,802.9	7.2	1,778.0	1,785.2
Total investments	$3,014.8	$21,664.8	$24,679.6	$2,595.2	$22,193.9	$24,789.1

Debt and Equity Available-for-sale Securities
Debt and equity securities available for sale at December 31, 2015 and 2014 were as follows:

(Millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses		Fair Value
December 31, 2015
Debt securities:
U.S. government securities	$1,803.5	$68.8	$(.6)		$1,871.7
States, municipalities and political subdivisions	4,889.5	244.3	(9.3)		5,124.5
U.S. corporate securities	7,981.5	339.5	(146.6)		8,174.4
Foreign securities	2,910.2	148.3	(61.4)		2,997.1
Residential mortgage-backed securities	914.6	16.6	(6.3)		924.9
Commercial mortgage-backed securities	1,262.4	17.2	(9.0)	(1)	1,270.6
Other asset-backed securities	910.4	3.1	(19.2)	(1)	894.3
Redeemable preferred securities	33.0	11.5	—		44.5
Total debt securities	20,705.1	849.3	(252.4)		21,302.0
Equity securities	22.8	4.1	(5.9)		21.0
Total debt and equity securities (2)	$20,727.9	$853.4	$(258.3)		$21,323.0
December 31, 2014
Debt securities:
U.S. government securities	$1,301.2	$96.3	$(.6)		$1,396.9
States, municipalities and political subdivisions	4,540.0	277.2	(7.8)		4,809.4
U.S. corporate securities	8,033.2	606.8	(33.6)		8,606.4
Foreign securities	3,343.6	267.0	(18.3)		3,592.3
Residential mortgage-backed securities	902.7	28.9	(3.9)		927.7
Commercial mortgage-backed securities	1,324.6	52.8	(1.6)	(1)	1,375.8
Other asset-backed securities	644.7	5.8	(6.5)	(1)	644.0
Redeemable preferred securities	56.8	12.5	—		69.3
Total debt securities	20,146.8	1,347.3	(72.3)		21,421.8
Equity securities	23.3	.4	(3.8)		19.9
Total debt and equity securities (2)	$20,170.1	$1,347.7	$(76.1)		$21,441.7

(1)
At December 31, 2015 and 2014, we held securities for which we previously recognized $5.4 million and $18.6 million, respectively, of non-credit related impairments in accumulated other comprehensive loss. These securities had a net unrealized capital gain at December 31, 2015 and 2014 of $1.9 million and $3.6 million, respectively.

(2)
Investment risks associated with our experience-rated and discontinued products generally do not impact our operating results (refer to Note 21 beginning on page 146 for additional information on our accounting for discontinued products).  At December 31, 2015, debt and equity securities with a fair value of approximately $3.0 billion, gross unrealized capital gains of $208.7 million and gross unrealized capital losses of $68.0 million and, at December 31, 2014, debt and equity securities with a fair value of approximately $3.6 billion, gross unrealized capital gains of $391.3 million and gross unrealized capital losses of $16.7 million were included in total debt and equity securities, but support our experience-rated and discontinued products.  Changes in net unrealized capital gains (losses) on these securities are not reflected in accumulated other comprehensive income.

Fair value of debt securities by contractual maturity
The fair value of debt securities at December 31, 2015 is shown below by contractual maturity.  Actual maturities may differ from contractual maturities because securities may be restructured, called or prepaid.

(Millions)	Fair Value
Due to mature:
Less than one year	$1,080.2
One year through five years	6,181.2
After five years through ten years	5,410.2
Greater than ten years	5,540.6
Residential mortgage-backed securities	924.9
Commercial mortgage-backed securities	1,270.6
Other asset-backed securities	894.3
Total	$21,302.0

Debt and Equity Securities in an Unrealized Capital Loss Position
Summarized below are the debt and equity securities we held at December 31, 2015 and 2014 that were in an unrealized capital loss position, aggregated by the length of time the investments have been in that position:

	Less than 12 months		Greater than 12 months		Total (1)
(Millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
December 31, 2015
Debt securities:
U.S. government securities	$66.8	$.2	$12.6	$.4	$79.4	$.6
States, municipalities and political subdivisions	714.2	6.1	91.6	3.2	805.8	9.3
U.S. corporate securities	3,168.7	130.8	144.3	15.8	3,313.0	146.6
Foreign securities	1,102.4	50.4	89.2	11.0	1,191.6	61.4
Residential mortgage-backed securities	328.7	2.9	89.5	3.4	418.2	6.3
Commercial mortgage-backed securities	562.0	8.6	23.8	.4	585.8	9.0
Other asset-backed securities	653.5	15.6	67.1	3.6	720.6	19.2
Total debt securities	6,596.3	214.6	518.1	37.8	7,114.4	252.4
Equity securities	—	5.0	1.3	.9	1.3	5.9
Total debt and equity securities (1)	$6,596.3	$219.6	$519.4	$38.7	$7,115.7	$258.3
December 31, 2014
Debt securities:
U.S. government securities	$20.6	$.1	$19.8	$.5	$40.4	$.6
States, municipalities and political subdivisions	457.4	2.2	347.4	5.6	804.8	7.8
U.S. corporate securities	1,074.1	19.9	515.2	13.7	1,589.3	33.6
Foreign securities	540.0	12.8	148.0	5.5	688.0	18.3
Residential mortgage-backed securities	3.9	.1	166.9	3.8	170.8	3.9
Commercial mortgage-backed securities	181.5	.7	69.0	.9	250.5	1.6
Other asset-backed securities	373.1	6.1	21.3	.4	394.4	6.5
Redeemable preferred securities	3.0	—	—	—	3.0	—
Total debt securities	2,653.6	41.9	1,287.6	30.4	3,941.2	72.3
Equity securities	8.0	—	1.4	3.8	9.4	3.8
Total debt and equity securities (1)	$2,661.6	$41.9	$1,289.0	$34.2	$3,950.6	$76.1

(1)
At December 31, 2015 and 2014, debt and equity securities in an unrealized capital loss position of $68.0 million and $16.7 million, respectively, and with related fair value of $966.2 million and $402.7 million, respectively, related to experience-rated and discontinued products.

Maturity dates for debt securities
The maturity dates for debt securities in an unrealized capital loss position at December 31, 2015 were as follows:

	Supporting discontinued and experience-rated products		Supporting remaining products		Total
(Millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Due to mature:
Less than one year	$—	$—	$258.9	$.8	$258.9	$.8
One year through five years	76.2	1.5	1,844.5	25.0	1,920.7	26.5
After five years through ten years	368.8	15.3	1,394.5	60.8	1,763.3	76.1
Greater than ten years	459.7	45.4	987.2	69.1	1,446.9	114.5
Residential mortgage-backed securities	5.1	.1	413.1	6.2	418.2	6.3
Commercial mortgage-backed securities	55.1	1.8	530.7	7.2	585.8	9.0
Other asset-backed securities	—	—	720.6	19.2	720.6	19.2
Total	$964.9	$64.1	$6,149.5	$188.3	$7,114.4	$252.4

Net realized capital gains (losses)
Net realized capital (losses) gains for the three years ended December 31, 2015, 2014 and 2013, excluding amounts related to experience-rated contract holders and discontinued products, were as follows:

(Millions)	2015	2014	2013
OTTI losses on debt securities recognized in earnings	$(63.4)	$(4.6)	$(36.6)
Other net realized capital (losses) gains	(1.1)	85.0	27.8
Net realized capital (losses) gains	$(64.5)	$80.4	$(8.8)

Proceeds and related gross realized capital gains and losses from the sale of debt securities
Excluding amounts related to experience-rated and discontinued products, proceeds from the sale of debt securities and the related gross realized capital gains and losses for 2015, 2014 and 2013 were as follows:

(Millions)	2015	2014	2013
Proceeds on sales	$5,256.2	$4,727.7	$6,524.8
Gross realized capital gains	80.6	91.1	113.9
Gross realized capital losses	76.3	35.5	100.0

Activity in mortgage loan portfolio	During 2015 and 2014 we had the following activity in our mortgage loan portfolio:

(Millions)	2015	2014
New mortgage loans	$212.6	$217.0
Mortgage loans fully-repaid	163.1	133.7
Mortgage loans foreclosed	9.0	—

Mortgage loan internal credit rating
Based upon our most recent assessments at December 31, 2015 and 2014, our mortgage loans were given the following credit quality indicators:

(In Millions, except credit ratings indicator)	2015	2014
1	$65.8	$59.7
2 to 4	1,466.9	1,443.4
5 and 6	21.0	31.2
7	—	27.9
Total	$1,553.7	$1,562.2

Future Mortgage Loan Payments	At December 31, 2015 scheduled mortgage loan principal repayments were as follows:

(Millions)
2016	$126.9
2017	196.9
2018	225.2
2019	114.0
2020	184.0
Thereafter	706.7

Sources of net investment income
Sources of net investment income for 2015, 2014 and 2013 were as follows:

(Millions)	2015	2014	2013
Debt securities	$793.5	$800.8	$768.5
Mortgage loans	91.1	108.2	99.4
Other investments	77.5	76.4	86.1
Gross investment income	962.1	985.4	954.0
Investment expenses	(45.7)	(39.5)	(37.7)
Net investment income (1)	$916.4	$945.9	$916.3

(1)
Net investment income includes $248.2 million, $289.1 million and $293.5 million for 2015, 2014 and 2013, respectively, related to investments supporting our experience-rated and discontinued products.